LEASES (Notes)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]	LEASES
The Company has operating and finance leases for real estate, an airplane, railcars, fleet, certain machinery and equipment, and information technology assets. The Company’s leases have remaining lease terms of approximately 1 year to 40 years. For purposes of calculating operating lease liabilities, lease terms may be deemed to include options to extend the lease when it is reasonably certain that the Company will exercise that option. Some leasing arrangements require variable payments that are dependent on usage, output, or may vary for other reasons, such as insurance and tax payments. The variable lease payments are not presented as part of the initial ROU asset or lease liability.

Certain of the Company's leases include residual value guarantees. These residual value guarantees are based on a percentage of the lessor's asset acquisition price and the amount of such guarantee declines over the course of the lease term. The portion of residual value guarantees that are probable of payment is included in the related lease liability in the Consolidated Balance Sheet other than certain finance leases that include the maximum residual value guarantee amount in the measurement of the related liability given the election to use the package of practical expedients at the date of adoption of Leases (Topic 842). At December 31, 2020, the Company has future maximum payments for residual value guarantees in operating leases of $18 million with final expirations through 2024. The Company's lease agreements do not contain any material restrictive covenants.

The components of lease cost for operating and finance leases for the years ended December 31, 2020 and 2019 were as follows:

In millions	2020	2019
Operating lease cost	$147	$139
Finance lease cost
Amortization of right-of-use assets	2	3
Interest on lease liabilities	—	—
Total finance lease cost	$2	$3
Short-term lease cost	3	4
Variable lease cost	45	21
Less: Sublease income	22	22
Total lease cost	$175	$145

Prior to the adoption of Topic 842, rental expense under operating leases, net of sublease rental income, for the year ended December 31, 2018 was $108 million.

Supplemental cash flow information related to leases was as follows:

In millions	December 31, 2020	December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$145	$142
Financing cash flows from finance leases	$1	$2
Gain on sale-leaseback transactions, net	$—	$17
New operating lease assets and liabilities entered into during the year ended December 31, 2020 and 2019 were $125 million and $100 million, respectively. Supplemental balance sheet information related to leases was as follows:

In millions	December 31, 2020	December 31, 2019
Operating Leases
Operating lease right-of-use assets [1]	$423	$435
Current operating lease liabilities [2]	117	109
Noncurrent operating lease liabilities [3]	308	324
Total operating lease liabilities	$425	$433

Finance Leases
Property, plant, and equipment, gross	$3	$3
Accumulated depreciation	2	2
Property, plant, and equipment, net	$1	$1
Short-term borrowings and finance lease obligations	$—	$1
Long-Term Debt	2	2
Total finance lease liabilities	$2	$3
1.Included in "Deferred charges and other assets" in the Consolidated Balance Sheet.
2.Included in "Accrued and other current liabilities" in the Consolidated Balance Sheet.
3.Included in "Other noncurrent obligations" in the Consolidated Balance Sheet.

Operating lease ROU assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide the lessor’s implicit rate, the Company uses its incremental borrowing rate at the commencement date in determining the present value of lease payments.

Lease Term and Discount Rate	December 31, 2020	December 31, 2019
Weighted-average remaining lease term (years)
Operating leases	5.83	7.24
Finance leases	5.25	5.25
Weighted average discount rate
Operating leases	2.26%	2.99%
Finance leases	3.42%	3.42%
Maturities of lease liabilities were as follows:

Maturity of Lease Liabilities at December 31, 2020	Operating Leases	Finance Leases
In millions
2021	$124	$1
2022	103	1
2023	70	—
2024	52	—
2025	30	—
2026 and thereafter	123	1
Total lease payments	$502	$3
Less: Interest	77	1
Present value of lease liabilities	$425	$2